RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
  Balances with related parties:

	December 31,
	2014	2013

Trade payable (d)	$2	$1

Other accounts payable (a) (b) (c)	$123	$36

a.
In August, 2012, the Company signed an agreement with a consultant, who is also one of the Company's shareholders and a director, to render management, finance and operation services. The Company pays the consultant an amount of approximately $6 per month. During August 2014, the monthly fee was increased to an amount of $15 effective immediately. In August 2014, the Company granted the consultant bonus in the amount of $80 in connection with the consummation of the IPO. The Company granted an additional bonus in the amount of $70 with regards to services provided during 2014.

b.
The Company signed an agreement with a company owned by one of its related parties. Under the agreement, the related company renders the Company with office services and an office lease for a monthly fee in the amount of approximately $4 since September 10, 2013. The parties terminated the agreement on September 1, 2014.

c.
An agreement was signed on August 20, 2013 between the Company and one of its shareholders, as a consultant to render management, finance and operation services for an amount of approximately $15 per month. During August 2014, the monthly fee was increased to an amount of $19 effective immediately. In August 2014, the Company granted the consultant a bonus in the amount of $90 in connection with the consummation of the IPO.

d.
On July 1, 2013, the Company signed an agreement with a consultant, who is also one of the Company's shareholders, to render advisory services. The Company pays the consultant an amount of $1 per month.

Schedule Of Related Party Expenses [Table Text Block]
Related parties' expenses:

	Year ended December 31,
	2014	2013	2012
Amounts charged to: *)

Research and development expense (c)	$145	$99	$34

General and administrative expense (a) (b) (c) (d)	$467	$257	$55

a.
In August, 2012, the Company signed an agreement with a consultant, who is also one of the Company's shareholders and a director, to render management, finance and operation services. The Company pays the consultant an amount of approximately $6 per month. During August 2014, the monthly fee was increased to an amount of $15 effective immediately. In August 2014, the Company granted the consultant bonus in the amount of $80 in connection with the consummation of the IPO. The Company granted an additional bonus in the amount of $70 with regards to services provided during 2014.

b.
The Company signed an agreement with a company owned by one of its related parties. Under the agreement, the related company renders the Company with office services and an office lease for a monthly fee in the amount of approximately $4 since September 10, 2013. The parties terminated the agreement on September 1, 2014.

c.
An agreement was signed on August 20, 2013 between the Company and one of its shareholders, as a consultant to render management, finance and operation services for an amount of approximately $15 per month. During August 2014, the monthly fee was increased to an amount of $19 effective immediately. In August 2014, the Company granted the consultant a bonus in the amount of $90 in connection with the consummation of the IPO.

d.
On July 1, 2013, the Company signed an agreement with a consultant, who is also one of the Company's shareholders, to render advisory services. The Company pays the consultant an amount of $1 per month.